Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases

Future minimum lease payments under noncancellable operating leases as of December 31, 2022 were as follows:

Years ending December 31,
2023	$272,058
2024	278,858
2025	285,829
2026	292,975
2027	300,299
Thereafter	1,000,801
Total Lease Payments	2,430,820
Less: Imputed Interest	(795,620)
Total Lease Liability	$1,635,200